Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Earning Per Share

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	(31)	(4)	(554)

Number of shares attributable to equity holders of Constellium

(number of shares)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Weighted average number of ordinary shares used to calculate basic earnings per share	110,164,320	105, 500,327	105,097,442
Effect of other dilutive potential ordinary shares(A)	—	—	—

Weighted average number of ordinary shares used to calculate diluted earnings per share	110,164,320	105, 500,327	105,097,442

(A)	For the years ended December 31, 2017, 2016 and 2015, there were 3,291,875, 411,902 and 510,721 potential ordinary shares respectively that could have a dilutive impact but were considered antidilutive due to negative earnings.

Earnings per share attributable to the equity holders of Constellium

(in Euro per share)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Basic	(0.28)	(0.04)	(5.27)
Diluted	(0.28)	(0.04)	(5.27)